Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, net of royalties
Petroleum and natural gas sales	$ 3,382,621	$ 2,889,045
Royalties	(669,792)	(562,964)
Revenue, net of royalties	2,712,829	2,326,081
Expenses
Operating	570,839	422,666
Transportation	89,306	48,561
Blending and other	224,802	189,454
General and administrative	69,789	50,270
Transaction costs	49,045	0
Exploration and evaluation	8,896	30,239
Depletion and depreciation	1,047,904	587,050
Impairment loss (reversal)	833,662	(267,744)
Share-based compensation	37,699	29,056
Financing and interest	192,173	104,817
Financial derivatives (gain) loss	(24,695)	199,010
Foreign exchange (gain) loss	(10,848)	43,441
Loss (gain) on dispositions	141,295	(4,898)
Other (income) expense	(456)	3,244
Total expenses	3,229,411	1,435,166
Net (loss) income before income taxes	(516,582)	890,915
Income tax (recovery) expense
Current income tax expense	14,403	3,594
Deferred income tax (recovery) expense	(297,629)	31,716
Income tax (recovery) expense	(283,226)	35,310
Net (loss) income	(233,356)	855,605
Other comprehensive (loss) income
Foreign currency translation adjustment	(65,278)	124,092
Comprehensive (loss) income	$ (298,634)	$ 979,697
Net (loss) income per common share
Basic (in cad per share)	$ (0.33)	$ 1.53
Diluted (in cad per share)	$ (0.33)	$ 1.52
Weighted average common shares
Basic (in shares)	704,896	557,986
Diluted (in shares)	704,896	563,835